Borrowings (Details) - Schedule of borrowings - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of borrowings [Abstract]
Current portion of long-term borrowings	$ 933,110	$ 494,994
Long-term borrowings	859,120	993,869
Borrowings from financial institutions	$ 1,792,230	$ 1,488,863